Supplemental Disclosures of Noncash Activities	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Noncash Activities
Supplemental Disclosures of Noncash Activities

Significant noncash investing and financing activities for the years ended December 31, 2012, 2011, and 2010 (in thousands) are outlined below:

	2012	2011	2010
Accrued capital expenditures and deferred lease costs	$12,598	$8,218	$8,047
Change in accrued offering costs related to issuance of common stock	$(567)	$227	$1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	$—	$188,283	$—
Liabilities assumed upon consolidation of variable interest entity	$—	$191,814	$—
Redeemable common stock	$—	$—	$75,164